Note 3 - Summary of Significant Accounting Policies: Foreign Currency Translation and Comprehensive Income (loss): Schedule of Exchange Rates (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Exchange Rates
	March 31, 2013	December 31, 2012	March 31, 2012
Period-end CAD: USD exchange rate	$0.9830	$1.0051	$ 1.0040
Average Period CAD: USD exchange rate	$1.0250	$1.0040	$ 0.9939